UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2002.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     October 25, 2002



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       51
Form 13F Information Table Value Total:	      225,895,000




			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Berkshire Hathaway      B       084670207      15,722     6,378   Sole   None
Costco Wholesale Corp.          22160K105      12,774   394,634   Sole   None
Health Mgmt Assoc               421933102       9,980   493,552   Sole   None
Johnson & Johnson               478160104       9,862   182,368   Sole   None
Wells Fargo & Co.               949746101       9,625   199,861   Sole   None
Viacom Inc.             B       925524308       8,902   219,526   Sole   None
Walgreen Company                931422109       8,725   283,640   Sole   None
PepsiCo, Inc.                   713448108       8,670   234,649   Sole   None
Microsoft Corp.                 594918104       8,331   190,463   Sole   None
Comcast Corp.           A       200300200       7,939   380,572   Sole   None
Pfizer, Inc                     717081103       7,727   266,249   Sole   None
Washington Mutual               939322103       7,270   231,028   Sole   None
Ace Ltd.                        004644100       6,939   234,333   Sole   None
Intuit                          461202103       5,843   128,340   Sole   None
Rent A Center                   76009N100       5,492   105,725   Sole   None
General Electric                369604103       5,425   220,063   Sole   None
ConocoPhillips                  20825C104       5,364   116,013   Sole   None
United Technologies             913017109       5,309    93,990   Sole   None
Yum Brands Inc.                 895953107       5,240   189,118   Sole   None
American Standard               029712106       5,228    82,170   Sole   None
RehabCare Group, Inc.           759148109       5,207   225,135   Sole   None
Estee Lauder Company            518439104       5,154   179,337   Sole   None
AT&T Liberty Media              001957208       4,993   695,401   Sole   None
Timberland Company              887100105       4,936   155,795   Sole   None
Medtronic Inc.                  585055106       4,871   115,646   Sole   None
Merck & Company, Inc.           589331107       4,720   103,251   Sole   None
Parker-Hannifin                 701094104       4,625   121,030   Sole   None
Darden Restaurants              237194105       4,312   177,879   Sole   None
Home Depot                      437076102       4,277   163,857   Sole   None
Berkshire Hathaway      A       084670108       3,971        53   Sole   None
Federal Home Loan               313400301       3,860    69,044   Sole   None
Cendant                         151313103       3,851   357,880   Sole   None
Cisco Systems                   17275R102       3,503   334,280   Sole   None
First American Corp             318522307         718    35,130   Sole   None
Sun Microsystems                866810104         649   250,603   Sole   None
Skywest                         830879102         623    47,550   Sole   None
Chevron Texaco                  166764100         532     7,677   Sole   None
Alliant Techsystems Inc.        018804104         519     7,487   Sole   None
Triad Hospitals                 89579K109         517    13,625   Sole   None
General Dynamics                369550108         516     6,350   Sole   None
Interactive Data                45840J107         466    38,045   Sole   None
Stage Stores, INC.              85254C305         453    20,900   Sole   None
Matthews International          577128101         443    18,975   Sole   None
Jack Henry & Assoc. Inc.        426281101         385    30,950   Sole   None
US Bancorp                      902973304         383    20,625   Sole   None
Monaco Coach Corp.              60886R103         367    18,300   Sole   None
Maverick Tube Corp.             577914104         365    42,125   Sole   None
BJs Wholesale Club              05548J106         360    18,960   Sole   None
OneCap                          68243P108           3    10,000   Sole   None
Finova Group Inc.               317928109           2    28,425   Sole   None
Microbest, Inc.                 59500X108           1    13,506   Sole   None
